UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Archon Capital Management LLC

Address:    1301 5th Ave, Suite 3008
            Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Constantinos J. Christofilis
Title: Managing Member
Phone: (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis     Seattle, WA          February 14, 2013
--------------------------------  ----------------    ----------------------
          [Signature]                 [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $160,986
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                 FORM 13F INFORMATION TABLE
                                                Archon Capital Management LLC
                                                      December 31, 2012


COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                               VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE   SHARED  NONE
8X8 INC NEW                     COM               282914100   27,505   3,726,898 SH           Sole      None    3,726,898
AKAMAI TECHNOLOGIES INC         COM               00971T101    7,188     175,700 SH           Sole      None      175,700
ALIGN TECHNOLOGY INC            COM               016255101    3,358     121,000 SH           Sole      None      121,000
ARUBA NETWORKS INC              COM               043176106      776      37,400 SH           Sole      None       37,400
CHINDEX INTERNATIONAL INC       COM               169467107    8,302     790,658 SH           Sole      None      790,658
CHIPOTLE MEXICAN GRILL INC      COM               169656105   21,298      71,600 SH           Sole      None       71,600
CYNOSURE INC                    CL A              232577205   16,838     698,399 SH           Sole      None      698,399
DATAWATCH CORP                  COM NEW           237917208    4,020     291,071 SH           Sole      None      291,071
DSW INC                         CL A              23334L102    1,394      21,219 SH           Sole      None       21,219
EGAIN COMMUNICATIONS            COM NEW           28225C806    3,951     877,955 SH           Sole      None      877,955
F5 NETWORKS INC                 COM               315616102    5,771      59,400 SH           Sole      None       59,400
FARO TECHNOLOGIES INC           COM               311642102    3,193      89,493 SH           Sole      None       89,493
FIRST CASH FINL SVCS INC        COM               31942D107    3,379      68,100 SH           Sole      None       68,100
GLU MOBILE INC                  COM               379890106    2,987   1,310,208 SH           Sole      None    1,310,208
HEALTHSTREAM INC                COM               42222N103    7,967     327,712 SH           Sole      None      327,712
INCONTACT INC                   COM               45336E109    2,767     534,100 SH           Sole      None      534,100
INTERNAP NETWORK SVCS CORP      COM PAR $.001     45885A300    7,067   1,020,360 SH           Sole      None    1,020,360
MARCHEX INC                     CL B              56624R108   10,147   2,468,968 SH           Sole      None    2,468,968
PRGX GLOBAL INC                 COM NEW           69357C503   10,048   1,557,805 SH           Sole      None    1,557,805
PROS HOLDINGS INC               COM               74346Y103    2,535     138,600 SH           Sole      None      138,600
SEACHANGE INTL INC              COM               811699107    2,819     291,550 SH           Sole      None      291,550
SHOE CARNIVAL INC               COM               824889109    7,102     346,612 SH           Sole      None      346,612
STAMPS COM INC                  COM NEW           852857200      575      22,828 SH           Sole      None       22,828


SK 26015 0002 1351314